10. Financial Instruments (Details - Cash) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	$ 57,869	$ 54,920	$ 134,451
Cassa Rurale e Artigiana [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	19,225	28,016	87,046
Banca Intesa Sanpaolo [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	17,906	1,556	1,200
First Republic Bank [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	7,363	4,467	22,989
Banca Cassa di Risparmio di Asti [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	5,755	5,296	6,527
Banca Popolare di Vicenza [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	5,570	8,942	10,244
ING Luxembourg [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	2,050	2,980	2,831
Bank of China [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	0	3,246	1,406
Banca Popolare Commercio e Industria [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	0	417	1,781
M&T Bank [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash in bank	$ 0	$ 0	$ 427